Derivative financial instruments - Derivatives held for risk management (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 41,887,957	£ 44,037,099
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	182	161
Derivative liabilities held for risk management	(602)	(65)
Held for risk management [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	109,762	116,441
Held for risk management [Member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,849	8,188
Held for risk management [Member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	98,913	108,253
Held for risk management [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	182	161
Derivative liabilities held for risk management	(602)	65
Held for risk management [Member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	182	161
Derivative liabilities held for risk management	(602)	65
Held for risk management [Member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	45,679	48,617
Held for risk management [Member] | Cash flow hedges [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,622
Held for risk management [Member] | Cash flow hedges [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	43,594	45,995
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management		18
Derivative liabilities held for risk management		7
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management		18
Derivative liabilities held for risk management		7
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,085
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	28
Derivative liabilities held for risk management	(1)
Held for risk management [Member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	62,938	64,856
Held for risk management [Member] | Fair value hedges [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,598
Held for risk management [Member] | Fair value hedges [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		0
Held for risk management [Member] | Fair value hedges [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	55,319	62,258
Held for risk management [Member] | Fair value hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	124	143
Derivative liabilities held for risk management	(601)	48
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management		143
Derivative liabilities held for risk management		48
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management		0
Derivative liabilities held for risk management		0
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Fair value hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,619
Held for risk management [Member] | Fair value hedges [member] | Interest rate swaps [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	124
Derivative liabilities held for risk management	(601)
Held for risk management [Member] | Fair value hedges [member] | Forward foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Held for risk management [Member] | Fair value hedges [member] | Forward foreign exchange [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0
Derivative liabilities held for risk management	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,145	2,968
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,968
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Cleared by central counterparty [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	30	0
Derivative liabilities held for risk management	0	10
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management		0
Derivative liabilities held for risk management		£ 10
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member] | Cleared by central counterparty [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0
Derivative liabilities held for risk management	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Forward foreign exchange [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,145
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Forward foreign exchange [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	30
Derivative liabilities held for risk management	£ 0